16. Segment reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Segment information table

The table below discloses income statement information by segment.

	Three months ended March 31, 2021
	Focus	AVX	Total

Revenue	$313,530	$39,742	$353,272
Revenue - related party	10,191	–	10,191
Total revenue	323,721	39,742	363,463

Cost of Revenue	254,223	38,040	292,263

Gross Profit	69,498	1,702	71,200

Operating Expenses:
Selling	332	180	512
Compensation - officers	39,100	–	39,100
Research and development	63,150	–	63,150
Professional fees	376,633	914	377,547
General and administrative	239,513	70,571	310,084
Total Operating Expenses	718,728	71,665	790,393

Loss from Operations	(649,230)	(69,963)	(719,193)

Other Income (Expense):
Interest income (expense), net	(6,670)	(863)	(7,533)
Interest (expense) – related party	–	–	–
Other income (expense), net	45,385	(1,175)	44,210
Total other income (expense)	38,715	(2,038)	36,677

Loss before income taxes	(610, 515	(72,003)	(682,516)

Tax expense	–	–	–

Net Loss	$(610,515)	$(72,003)	$(682,516)

	Year ended December 31, 2020
	Focus	AVX	Total

Revenue	$946,641	$705,877	$1,652,518
Revenue - related party	26,449	–	26,449
Total revenue	973,090	705,877	1,678,967

Cost of Revenue	728,597	666,590	1,395,187

Gross Profit	244,493	39,287	283,780

Operating Expenses:
Selling	13,650	8,940	22,590
Compensation - officers	142,100	–	142,100
Research and development	256,636	–	256,636
Professional fees	1,291,729	5,431	1,297,160
General and administrative	959,426	309,781	1,269,207
Total Operating Expenses	2,663,541	324,152	2,987,693

Loss from Operations	(2,419,048)	(284,865)	(2,703,913)

Other Income (Expense):
Interest income (expense), net	(2,073)	(1,999)	(4,072)
Interest (expense) – related party	(81)	–	(81)
Other income	154,194	16,759	170,953
Total other income (expense)	152,040	14,760	166,800

Loss before income taxes	(2,267,008)	(270,105)	(2,537,113)

Tax expense	–	–	–

Net Loss	$(2,267,008)	$(270,105)	$(2,537,113)